Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Bank balances	$ 34,748	$ 17,661
Short-term deposits	36,350	23,011
Total cash and cash equivalents	$ 71,098	$ 40,672	$ 20,637
Money market investments, maximum maturity term	90 days